Subsequent events - Issuance of shares (Details)	3 Months Ended	12 Months Ended
	Mar. 30, 2021 CAD ($) USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | shares		(7,060,617)
Proceeds from warrants exercise		$ 5,623,322	$ 0
Exercised		2,118,000	1,384,000
Exercised | $ / shares		$ 0.36	$ (0.22)
Proceeds from exercise of options		$ 759,400	$ 306,360
Issuance of shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon exercise of warrants | shares	5,149,935
Number of warrants exercised | shares	5,149,935
Proceeds from warrants exercise	$ 7,354,091
Shares issued upon exercise of options | shares	191,414
Exercised | $ / shares	$ 3.60
Proceeds from exercise of options	$ 689,090
Issuance of shares | Compensation options
Disclosure of non-adjusting events after reporting period [line items]
Exercised	191,414
Issuance of shares | Stock options
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon exercise of options | shares	11,000
Exercised	11,000
Exercised | $ / shares	$ 0.58
Proceeds from exercise of options	$ 6,380